Earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) Vote $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares
Numerator
Net income attributable to the Group | $	$ 62,638	$ 70,251	$ 63,149
Denominator
Weighted average number of ordinary shares | shares	33,280,771	32,949,807	32,790,711
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 1.88	$ 2.13	$ 1.93
Net income attributable to the Group | $	$ 62,638	$ 70,251	$ 63,149
Denominator
Diluted weighted average number of ordinary shares outstanding | shares	34,000,674	34,088,214	33,111,753
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 1.84	$ 2.06	$ 1.91
Class A ordinary shares
Earnings per share
Number of votes per ordinary share | Vote	1
Numerator
Net income attributable to the Group | $	$ 40,346	$ 42,976	$ 24,963
Denominator
Weighted average number of ordinary shares | shares	21,436,667	20,156,818	12,962,222
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 1.88	$ 2.13	$ 1.93
Net income attributable to the Group | $	$ 40,346	$ 42,976	$ 24,963
Reallocation of net income as a result of conversion of Class B to Class A ordinary shares | $	22,292	27,275	38,186
Net income attributable to the Group | $	$ 62,638	$ 70,251	$ 63,149
Denominator
Conversion of Class B to Class A shares | shares	11,844,104	12,792,989	19,828,489
Stock option plans (in shares) | shares	719,903	1,138,407	321,042
Diluted weighted average number of ordinary shares outstanding | shares	34,000,674	34,088,214	33,111,753
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 1.84	$ 2.06	$ 1.91
Class B ordinary shares
Earnings per share
Number of votes per ordinary share | Vote	10
Numerator
Net income attributable to the Group | $	$ 22,292	$ 27,275	$ 38,186
Denominator
Weighted average number of ordinary shares | shares	11,844,104	12,792,989	19,828,489
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 1.88	$ 2.13	$ 1.93
Net income attributable to the Group | $	$ 22,292	$ 27,275	$ 38,186
Net income attributable to the Group | $	$ 22,292	$ 27,275	$ 38,186
Denominator
Stock option plans (in shares) | shares	719,903	1,138,407	321,042
Diluted weighted average number of ordinary shares outstanding | shares	12,564,007	13,931,396	20,149,531
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 1.77	$ 1.96	$ 1.90